TAXES ON INCOME - Schedule of effective income tax reconciliation (Parenthetical) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Basic earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.66	$ 0.95	$ 0.8
Diluted earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status	$ 0.65	$ 0.94	$ 0.8